Income Tax	12 Months Ended
Dec. 31, 2021
Disclosure of income tax [text block] [Abstract]
Income tax

Note 11. Income tax

Income tax recognized through profit or loss

	As of December 31
	2021	2020	2019
Current year	12,250	7,491	8,118
Current tax expense	12,250	7,491	8,118

Origination and reversal of temporary differences	1,455	3,805	(1,083)
Deferred tax expense	1,455	3,805	(1,083)

Total tax expense	13,705	11,296	7,035

Reconciliation of effective tax rate

	As of December 31
	2021	2020	2019
Profit/ (loss) before tax	(87,158)	849	(9,978)
Income tax (benefit)/expense	(14,817)	297	(3,492)
Tax effect of expenses that are not deductible in determining taxable profit	49,442	13,525	8,289
Tax effect of income not taxable in determining taxable profit	(8,822)	(7,754)	(10,550)
Effect of different tax rates of subsidiaries operating in other jurisdictions	(9,423)	1,960	160
Others - Includes exchange effects for reversal rates of long-term temporary differences, income taxed at differential rates, effects of change in deferred tax rate and tax discounts	(2,675)	3,200	12,343
Tax effect of utilization of tax losses not previously recognized	—	68	285
Tax expense for the year	13,705	11,296	7,035

The tax rate used for 2021 represents the corporate tax rate of 17% (2020: 35%, 2019: 35%) from Luxembourg on the taxable income payable by the Group, in accordance with the tax laws of said jurisdiction. Income tax for other jurisdictions is calculated based on the substantially enacted nominal tax rates prevailing in the respective jurisdictions. After effectiveness of the Transaction on September 29, 2021, the Group’s corporate tax jurisdiction changed from Malta to Luxembourg where the corporate tax rate is 17%.

On September 14, 2021, Colombia’s President approved the Social Investment Law (Ley de Inversión Social, or the “2021 Colombian Tax Reform”), which included certain tax measures intended to generate additional tax revenues to fund social programs for purposes of mitigating the impact of the COVID-19 pandemic. The 2021 Colombian Tax Reform took effect beginning in 2022 and, among other things, includes a corporate tax rate increase from 30% to 35% for both domestic and foreign entities, permanent establishments and branches.

Current tax assets and current tax liabilities:

	As of December 31
Current tax assets	2021	2020
Income Tax Advance	6,081	1,070
Income Tax Withholding	—	5,880
Surplus in Private Liquidation	15,732	8,839
Other Tax Assets	269	985
Total	22,082	16,774

Current tax liabilities
Income Tax Withholding	(8,982)	(4,690)
Income Tax Payable	(2,652)	(4,296)
Other Tax Liabilities	(122)	(407)
Total	(11,756)	(9,393)

As of December 31, 2021 and 2020, the following is the detail of the tax losses and excess presumptive income of the Company that have not been used and on which no active deferred tax has been recognized:

	As of December 31
	2021	2020
Tax Losses not utilized	3,242	2
Tax Credits not utilized	—	257
Total	3,242	259